Equity Accounted Investees and Joint Operations (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended
	Jul. 31, 2019	Dec. 31, 2019
Disclosure of associates [line items]
Shareholder loan		₪ 141
Equally owned limited partnership of IBC share capital owned by Company and Israel Infrastructure Fund [Member]
Disclosure of associates [line items]
Voting interest	70.00%
Company Indirectly holding of voting rights of IBC [Member]
Disclosure of associates [line items]
Voting interest	35.00%
IBC [Member]
Disclosure of associates [line items]
Amount paid for indirect stake	₪ 56
Shareholder loan	16
Proceeds from sale of independent fiber-optic infrastructure in residential areas	181
Capital gain	8
Amount financed through shareholder loans	₪ 90